Organization and principal activities (Liquidity) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Debt Instrument [Line Items]
Net Cash Provided by (Used in) Operating Activities	¥ 2,697,317	$ 412,800	¥ 1,887,849	¥ 198,538
Working Capital	780,100
Cash, Cash Equivalents, and Short-term Investments	¥ 5,000,000